Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Beginning balance	$ 22,223	$ 20,041
New loans	2,196	4,394
Repayments	(4,489)	(2,212)
Other (retirement)	(2,275)
Ending balance	$ 17,655	$ 22,223